FAIR VALUE MEASUREMENTS FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair value measurements [Abstract]
Disclosure of fair value measurement of financial assets and liabilities	a) Assets and Liabilities Measured at Fair Value on a
Recurring Basis

As at June 30, 2026	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Other investments[1]	$37	$—	$—	$37
Derivatives[2]	—	(176)	—	(176)
Receivables from provisional copper and gold sales	—	325	—	325
Receivable from NOVAGOLD	—	—	175	175
Contingent consideration[3]	—	—	344	344
	$37	$149	$519	$705
[1]Includes equity investments in other mining companies.
[2]Refer to note 13 for further details.
[3] Primarily includes contingent consideration relating to the Tongon mine,
Norte Abierto project, Hemlo mine and Alturas project.
b)    Fair Values of Financial Assets and Liabilities

	As at June 30, 2026		As at December 31, 2025
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$980	$980	$940	$940
Other investments[2]	37	37	131	131
Contingent consideration[3]	344	344	240	240
	$1,361	$1,361	$1,311	$1,311
Financial liabilities
Debt[4]	$4,682	$4,878	$4,703	$4,970
Derivative liabilities[5]	176	176	386	386
Other liabilities	760	760	803	803
	$5,618	$5,814	$5,892	$6,159
[1]Includes restricted cash and amounts due from our partners.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]Primarily includes contingent consideration relating to the Tongon mine,
Norte Abierto project, Hemlo mine and Alturas project.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.
[5]Refer to note 13 for further details.